Stockholders' Equity (Changes in Number of Shares of Common Stock Issued and Outstanding) (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Equity [Abstract]
Common stock, shares issued, beginning balance	1,266,552,149	1,263,763,660	1,262,493,760
Issuance of new shares	149,900	218,000
Exercise of stock acquisition rights	4,525,300	2,565,700	1,269,900
Conversion of convertible bonds	2,992	4,789
Common stock, shares issued, ending balance	1,271,230,341	1,266,552,149	1,263,763,660